Condensed Consolidating Statements of Operations and Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended			27 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net sales	$ 806,000	$ 299,000	$ 1,296,613	$ 1,388,899	$ 1,474,612
Cost of products sold (exclusive of depreciation, amortization, and depletion)	728,000	302,000	1,176,002	1,179,085	1,272,630
Depreciation, amortization, and depletion	57,000	26,000	90,897	104,730	118,178
Selling, general, and administrative expenses	55,000	18,000	69,945	73,777	74,364
Restructuring charges	22,000		134,486	1,378	102,404	$ 103,782
Other operating income			0	(3,971)	(60,594)
Interest income			(1,517)	(1,539)	(1,523)
Interest expense	66,000	34,000	143,846	138,626	127,943
Other loss, net	0	10,000	38,898	7,965	7,380
Net loss	(122,000)	(91,000)	(355,944)	(111,152)	(166,170)
Other comprehensive income (loss)	0	0	(15,682)	13,838	3,385
Comprehensive loss	(122,000)	(91,000)	(371,626)	(97,314)	(162,785)
VERSO PAPER HOLDINGS LLC
Condensed Financial Statements, Captions [Line Items]
Net sales	806,000	299,000	1,296,613	1,388,899	1,474,612
Cost of products sold (exclusive of depreciation, amortization, and depletion)	728,000	302,000	1,176,002	1,179,085	1,272,630
Depreciation, amortization, and depletion	57,000	26,000	90,897	104,730	118,178
Selling, general, and administrative expenses	55,000	18,000	69,945	73,777	74,364
Restructuring charges	22,000		134,486	1,378	102,404
Other operating income	0			(3,971)	(60,594)
Interest income	0	0	(1,517)	(1,539)	(1,523)
Interest expense	66,000	34,000	143,846	138,626	127,943
Other loss, net		10,000	38,898	7,965	7,380
Equity in net loss of subsidiaries	0	0	0	0	0
Net loss	(122,000)	(91,000)	(355,944)	(111,152)	(166,170)
Other comprehensive income (loss)	0	0	(15,682)	13,838	3,385
Comprehensive loss	(122,000)	(91,000)	(371,626)	(97,314)	(162,785)
VERSO PAPER HOLDINGS LLC | Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Net sales		0	0	0	0
Cost of products sold (exclusive of depreciation, amortization, and depletion)		0		0	0
Depreciation, amortization, and depletion		0		0	0
Selling, general, and administrative expenses		0	0	0	0
Restructuring charges				0	0
Other operating income					0
Interest income	(47,000)	(35,000)	(141,246)	(138,298)	(129,801)
Interest expense	47,000	35,000	141,246	138,298	129,801
Other loss, net			0	2,800	8,244
Equity in net loss of subsidiaries	(122,000)	(91,000)	(355,944)	(108,352)	(157,926)
Net loss	$ (122,000)	(91,000)	(355,944)	(111,152)	(166,170)
Other comprehensive income (loss)		0	(15,682)	13,838	3,385
Comprehensive loss	$ (122,000)	(91,000)	(371,626)	(97,314)	(162,785)
VERSO PAPER HOLDINGS LLC | Subsidiary Issuer
Condensed Financial Statements, Captions [Line Items]
Net sales	0	0
Cost of products sold (exclusive of depreciation, amortization, and depletion)	0	0
Depreciation, amortization, and depletion	0	0
Selling, general, and administrative expenses	0	0
Restructuring charges	0
Other operating income	0
Interest income	0	0
Interest expense	0	0
Other loss, net		0
Equity in net loss of subsidiaries	0	0
Net loss	0	0
Other comprehensive income (loss)	0	0
Comprehensive loss	0	0
VERSO PAPER HOLDINGS LLC | Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net sales	258,000	299,000	1,296,613	1,388,899	1,474,612
Cost of products sold (exclusive of depreciation, amortization, and depletion)	239,000	302,000	1,177,981	1,179,085	1,272,630
Depreciation, amortization, and depletion	17,000	26,000	89,509	103,655	117,014
Selling, general, and administrative expenses	27,000	18,000	71,336	75,452	76,039
Restructuring charges	15,000		134,486	1,378	102,404
Other operating income	(12,000)			(3,971)	(60,594)
Interest income	0	0	(1,517)	(1,539)	(1,523)
Interest expense	47,000	34,000	139,385	137,083	126,399
Other loss, net		10,000	38,898	5,165	(864)
Equity in net loss of subsidiaries		0		0	0
Net loss	$ (75,000)	(91,000)	(353,465)	(107,409)	(156,893)
Other comprehensive income (loss)		0	(15,682)	13,838	3,385
Comprehensive loss	$ (75,000)	(91,000)	(369,147)	(93,571)	(153,508)
VERSO PAPER HOLDINGS LLC | Non-Guarantor Subsidiary
Condensed Financial Statements, Captions [Line Items]
Net sales			3,098	0	0
Cost of products sold (exclusive of depreciation, amortization, and depletion)			1,119	0	0
Depreciation, amortization, and depletion			1,388	1,075	1,164
Selling, general, and administrative expenses			(1,422)	(1,707)	(1,707)
Restructuring charges				0	0
Other operating income					0
Interest income				0	0
Interest expense			4,492	1,574	1,575
Other loss, net			0	0	0
Equity in net loss of subsidiaries				0	0
Net loss			(2,479)	(942)	(1,032)
Other comprehensive income (loss)				0	0
Comprehensive loss			(2,479)	(942)	(1,032)
VERSO PAPER HOLDINGS LLC | Non-Guarantor Affiliate
Condensed Financial Statements, Captions [Line Items]
Net sales			0	0	0
Cost of products sold (exclusive of depreciation, amortization, and depletion)				0	0
Depreciation, amortization, and depletion			55	55	55
Selling, general, and administrative expenses			31	32	32
Restructuring charges			0	0	0
Other operating income					0
Interest income			(1,546)	(1,546)	(1,546)
Interest expense			1,515	1,515	1,515
Other loss, net			0	0	0
Equity in net loss of subsidiaries					0
Net loss			(55)	(56)	(56)
Other comprehensive income (loss)				0	0
Comprehensive loss			(55)	(56)	(56)
VERSO PAPER HOLDINGS LLC | Other
Condensed Financial Statements, Captions [Line Items]
Net sales	1,000	0
Cost of products sold (exclusive of depreciation, amortization, and depletion)	0	0
Depreciation, amortization, and depletion	0	0
Selling, general, and administrative expenses	0	0
Interest income	0	0
Interest expense	1,000	0
Other loss, net		0
Equity in net loss of subsidiaries		0
Net loss	0	0
Comprehensive loss	0	0
VERSO PAPER HOLDINGS LLC | Eliminations
Condensed Financial Statements, Captions [Line Items]
Net sales	(6,000)	0	(3,098)	0	0
Cost of products sold (exclusive of depreciation, amortization, and depletion)	(6,000)	0	(3,098)		0
Depreciation, amortization, and depletion	0	0	(55)	(55)	(55)
Selling, general, and administrative expenses		0	0	0	0
Restructuring charges			0		0
Other operating income					0
Interest income	47,000	35,000	142,792	139,844	131,347
Interest expense	(47,000)	(35,000)	(142,792)	(139,844)	(131,347)
Other loss, net		0	0	0	0
Equity in net loss of subsidiaries	122,000	91,000	355,944	108,352	157,926
Net loss	$ 122,000	91,000	355,999	108,407	157,981
Other comprehensive income (loss)		0	15,682	(13,838)	(3,385)
Comprehensive loss	$ 122,000	91,000	371,681	$ 94,569	$ 154,596
New Page Holding Inc.
Condensed Financial Statements, Captions [Line Items]
Other loss, net			$ 38,898
New Page Holding Inc. | VERSO PAPER HOLDINGS LLC | Non-Guarantor Subsidiary
Condensed Financial Statements, Captions [Line Items]
Net sales	553,000	0
Cost of products sold (exclusive of depreciation, amortization, and depletion)	495,000	0
Depreciation, amortization, and depletion	40,000	0
Selling, general, and administrative expenses	28,000	0
Restructuring charges	7,000
Other operating income	12,000
Interest income		0
Interest expense	18,000	0
Other loss, net		0
Equity in net loss of subsidiaries		0
Net loss	(47,000)	0
Comprehensive loss	$ (47,000)	$ 0